UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |x|; Amendment Number: 1

This Amendment (Check only one.):                | | is a restatement.
                                                 |x| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Millennium Management, L.L.C.
                                 Address: 666 Fifth Avenue, 8th Floor
                                          New York, NY  10103

				 13F File Number: 028-10684


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Williams
Title: CFO
Phone: 212-841-4125

Signature,                               Place,             and Date of Signing:


/s/ Robert Williams                      New York, NY       6/6/07
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                5

Form 13F Information Table Entry Total:          13

Form 13F Information Table Value Total:    $ 35,286 (thousands)


List of Other Included Managers:

No.             Form 13 F File Number      Name
---             ---------------------      ----

1               028-11137                  Millenco, L.L.C.,
                                           f.k.a. Millenco, L.P.

2               028-11361                  Millennium Funding Associates, LLC

3		028-06317		   Millennium Partners, L.P.

4               028-11138                  Integrated Holding Group, L.P.

5			                   Israel A. Englander

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------
ADVANCIS PHARMACEUTICALS COR COM             00764L109 4620   2100000  SH       DEFINED 3,5              300000
AVIGEN INC                   COM             053690103 3894   600000   SH       DEFINED 3,5              600000
COMBINATORX INC              COM             20010A103 446    63830    SH       DEFINED 3,5              63830
DIGITAL RECORDERS INC        COM             253869101 1388   912972   SH       DEFINED 4,5              912972
GENTIUM S P A                SPONSORED ADR   37250B104 3910   200000   SH       DEFINED 3,5              200000
IVIVI TECHNOLOGIES INC       COM             46589F108 427    102941   SH       DEFINED 3,5              102941
NAVARRE CORP                 COM             639208107 450    120000   SH       DEFINED 3,5              120000
PARTICLE DRILLING TECHNOLOGI COM             70212G101 3073   777872   SH       DEFINED 3,5              625000
PETROHAWK ENERGY CORP        COM             716495106 3293   250000   SH       DEFINED 3,5              250000
PW EAGLE INC                 COM             69366Y108 149    4500     SH       DEFINED 3,5              4500
TARGETED GENETICS CORP       COM NEW         87612M306 898    242000   SH       DEFINED 3,5              242000
TELECOMMUNICATION SYS INC    CL A            87929J103 7440   2000000  SH       DEFINED 4,5              2000000
ZIOPHARM ONCOLOGY INC        COM             98973P101 5298   1036796  SH       DEFINED 3,5              431965